INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
INCOME TAXES

For the period from February 1, 2013 (inception) to March 31, 2016, the Company has incurred net losses and, therefore, has no current income tax liability.  The net deferred tax asset generated by these losses, which principally consist of start-up costs deferred for income tax purposes, is fully reserved as of December 31, 2015 and March 31, 2016, since it is currently more likely than not that the benefit will not be realized in future periods.

The Company is required to file federal income tax returns and state income tax returns in the states of Florida, Georgia and Minnesota. There are no uncertain tax positions at December 31, 2015 or March 31, 2016. The Company has not undergone any tax examinations since inception.

For the years ended December 31, 2015 and 2014, the Company has incurred net losses and, therefore, has no current income tax liability.  The net deferred tax asset generated by these losses, which principally consist of start-up costs deferred for income tax purposes, is fully reserved as of December 31, 2015, since it currently more likely than not that the benefit will not be realized in future periods.

The provision for Federal income tax consists of the following at December 31,:

Current Income Tax Expense:	2015	2014
Federal	$—	$—
State	—	—

Total Current Income Tax Expense	—	—

Deferred Income Tax Benefit
Federal	2,426,744	1,223,108
State	280,164	141,206

Total Deferred Tax Benefit	2,706,908	1,364,314

Valuation Allowance	(2706,908)	(1,364,314)

Total	$—	$—

A reconciliation of the statutory federal income tax expense (benefit) to the effective tax is as follows:

Statutory rate - federal	34.0%
State taxes, net of federal benefit	4.0

Income tax benefit	38.0%
Less valuation allowance	(38.0)

Total	0.0%

Deferred tax assets and liabilities consist of the following at December 31,:

	2015	2014
Deferred Tax Assets:
Start-up costs	$3,528,944	$1,336,486
Share-based compensation	122,834	26,633
Total Deferred Tax Assets	3,651,778	1,363,119
Valuation Allowance	(3,651,778)	(1,363,119)
Net Deferred Tax Asset	$—	$—

The Company is required to file federal income tax returns and state income tax returns in the states of Florida, Georgia and Minnesota. There are no uncertain tax positions at December 31, 2015. The Company has not undergone any tax examinations since inception and is therefore not subject to examination by any applicable tax authorities.